UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549			OMB Approval
			OMB Number:		3235-0456
FORM 24f-2			Expires:		December 31, 2014
Annual Notice of Securities Sold			Estimated average burden
Pursuant to Rule 24f-2			hours per response……….		2

1.		Name and address of issuer:

GE Institutional Funds
c/o GE Asset Management Incorporated
1600 Summer Street
Stamford, CT 06905

2.	The name of each series of class of securities for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes): ☐

Fund name:
GE Institutional International Equity Fund
GE Institutional Premier Growth Equity Fund
GE Institutional US Large-Cap Core Equity Fund
GE Institutional U.S. Equity Fund
GE Institutional S&P 500 Index Fund
GE Institutional Income Fund
GE Institutional Money Market Fund
GE Institutional Strategic Investment Fund
GE Institutional Small-Cap Equity Fund

3.		Investment Company Act File Number:	811-08257

		Securities Act File Number :	333-29337

4(a).		Last Day of Fiscal Year for which this Form is filed:	September 30, 2013

4(b).		☐Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

4(c).		☐Check box if this is the last time the issuer will be filing this Form.

5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during
		the fiscal year pursuant to section 24 (f):			$ 4,149,425,453

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$ 4,800,772,613

(iii)

Aggregate price of securities redeemed or

repurchased during any prior fiscal year ending no

earlier than October 11, 1995 that were not previously

used to reduce registration fees payable

to the Commission:

$ 431,528,822

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			- $ 5,232,301,435

	(v)	Net Sales:			$ 0

	(vi)	Redemption credits available for use in future
		years:	$ (1,082,875,982)

	(vii)	Multiplier for determining registration fee (see instruction c.9):		x	0.0001288

	(viii)	Registration Fee Due:		=	$0.00

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
	amount of securities (number of shares or other units) deducted here:		0

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
	that number here:		0

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see instruction D):

		+	$ 0

8.	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

		=	$ 0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:
☐Wire Transfer

☐Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*:	/s/ Arthur A. Jensen

Arthur A. Jensen/ Treasurer-GE Institutional Funds

Date:	December 20, 2013

* Please print or type the name and title of the signing officer below the signature.